UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks: 61.3%
Aerospace & defense: 0.8%
Axon Enterprise, Inc.*	76	$14,661
Boeing Co.*	793	163,120
General Dynamics Corp.	324	66,154
Howmet Aerospace, Inc.	590	25,222
Huntington Ingalls Industries, Inc.	50	10,069
L3harris Technologies, Inc.	262	46,091
Lockheed Martin Corp.	324	143,859
Northrop Grumman Corp.	198	86,227
Raytheon Technologies Corp.	2,111	194,508
Textron, Inc.	295	18,252
TransDigm Group, Inc.	1,121	867,262
		1,635,425
Air freight & logistics: 0.1%
C.H. Robinson Worldwide, Inc.	157	14,843
Expeditors International of Washington, Inc.	212	23,386
FedEx Corp.	329	71,715
United Parcel Service, Inc., Class B	1,029	171,843
		281,787
Automobile components: 0.4%
Aptiv PLC*	9,486	835,527
BorgWarner, Inc.	250	11,082
		846,609
Automobiles: 0.7%
Ford Motor Co.	3,991	47,892
General Motors Co.	1,438	46,605
Tesla, Inc.*	6,791	1,384,889
		1,479,386
Banks: 1.3%
Bank of America Corp.	9,796	272,231
Citigroup, Inc.	2,653	117,581
Citizens Financial Group, Inc.	810	20,882
Comerica, Inc.	230	8,303
Fifth Third Bancorp	958	23,251
Huntington Bancshares, Inc.	1,893	19,517
JPMorgan Chase & Co.	4,110	557,768
KeyCorp	1,291	12,058
M&T Bank Corp.	240	28,599
PNC Financial Services Group, Inc.	550	63,707
Regions Financial Corp.	1,227	21,190
Truist Financial Corp.	1,824	55,577
U.S. Bancorp	1,897	56,720
Wells Fargo & Co.	39,914	1,588,976
Zions Bancorp N.A.	315	8,596
		2,854,956
Beverages: 1.2%
Brown-Forman Corp., Class B	349	21,558
Coca-Cola Co.	8,660	516,656

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Beverages—(continued)
Constellation Brands, Inc., Class A	3,154	$766,327
Keurig Dr Pepper, Inc.	1,902	59,190
Molson Coors Beverage Co., Class B	370	22,884
Monster Beverage Corp.*	1,685	98,775
PepsiCo, Inc.	5,999	1,093,918
		2,579,308
Biotechnology: 2.3%
AbbVie, Inc.	23,355	3,222,056
Amgen, Inc.	506	111,649
Biogen, Inc.*	126	37,348
Contra Abiomed, Inc.*	76	77
Gilead Sciences, Inc.	1,187	91,328
Incyte Corp.*	171	10,525
Moderna, Inc.*	331	42,272
Regeneron Pharmaceuticals, Inc.*	103	75,763
Vertex Pharmaceuticals, Inc.*	3,801	1,229,889
		4,820,907
Broadline retail: 1.9%
Amazon.com, Inc.*	32,729	3,946,463
eBay, Inc.	494	21,015
Etsy, Inc.*	152	12,319
		3,979,797
Building products: 0.1%
A.O. Smith Corp.	175	11,190
Allegion PLC	114	11,940
Carrier Global Corp.	1,230	50,307
Johnson Controls International PLC	957	57,133
Masco Corp.	287	13,868
Trane Technologies PLC	314	51,254
		195,692
Capital markets: 1.5%
Ameriprise Financial, Inc.	5,512	1,645,167
Bank of New York Mellon Corp.	991	39,838
BlackRock, Inc.	208	136,770
Cboe Global Markets, Inc.	156	20,658
Charles Schwab Corp.	2,098	110,544
CME Group, Inc.	503	89,911
FactSet Research Systems, Inc.	52	20,014
Franklin Resources, Inc.	352	8,452
Goldman Sachs Group, Inc.	466	150,938
Intercontinental Exchange, Inc.	782	82,853
Invesco Ltd.	806	11,590
MarketAxess Holdings, Inc.	54	14,710
Moody's Corp.	214	67,812
Morgan Stanley	1,796	146,841
MSCI, Inc.	864	406,538
Nasdaq, Inc.	432	23,911
Northern Trust Corp.	277	19,922

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(continued)
Raymond James Financial, Inc.	265	$23,943
S&P Global, Inc.	458	168,283
State Street Corp.	470	31,969
T. Rowe Price Group, Inc.	321	34,398
		3,255,062
Chemicals: 0.6%
Air Products & Chemicals, Inc.	308	82,895
Albemarle Corp.	160	30,965
Celanese Corp.	139	14,459
CF Industries Holdings, Inc.	8,016	493,064
Corteva, Inc.	1,060	56,700
Dow, Inc.	1,064	51,902
DuPont de Nemours, Inc.	670	45,017
Eastman Chemical Co.	185	14,262
Ecolab, Inc.	342	56,447
FMC Corp.	180	18,734
International Flavors & Fragrances, Inc.	356	27,515
Linde PLC	709	250,745
LyondellBasell Industries NV, Class A	345	29,511
Mosaic Co.	470	15,021
PPG Industries, Inc.	357	46,871
Sherwin-Williams Co.	342	77,901
		1,312,009
Commercial services & supplies: 0.1%
Cintas Corp.	119	56,185
Copart, Inc.*	589	51,590
Republic Services, Inc.	286	40,506
Rollins, Inc.	327	12,858
Waste Management, Inc.	520	84,198
		245,337
Communications equipment: 0.2%
Arista Networks, Inc.*	281	46,742
Cisco Systems, Inc.	4,690	232,952
F5, Inc.*	83	12,249
Juniper Networks, Inc.	474	14,395
Motorola Solutions, Inc.	204	57,512
		363,850
Construction & engineering: 0.0%†
Quanta Services, Inc.	213	37,825

Construction materials: 0.0%†
Martin Marietta Materials, Inc.	95	37,814
Vulcan Materials Co.	194	37,927
		75,741
Consumer finance: 0.8%
American Express Co.	3,887	616,323
Capital One Financial Corp.	514	53,564
Discover Financial Services	362	37,192

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Consumer finance—(continued)
SLM Corp.	69,463	$1,060,005
Synchrony Financial	577	17,864
		1,784,948
Consumer staples distribution & retail: 1.5%
BJ's Wholesale Club Holdings, Inc.*	9,148	573,122
Costco Wholesale Corp.	978	500,306
Dollar General Corp.	484	97,328
Dollar Tree, Inc.*	9,734	1,312,922
Kroger Co.	1,446	65,547
Sysco Corp.	1,114	77,924
Target Corp.	1,013	132,632
Walgreens Boots Alliance, Inc.	1,467	44,553
Walmart, Inc.	3,097	454,856
		3,259,190
Containers & packaging: 0.1%
Amcor PLC	2,204	21,246
Avery Dennison Corp.	120	19,336
Ball Corp.	449	22,971
International Paper Co.	484	14,249
Packaging Corp. of America	135	16,744
Sealed Air Corp.	254	9,614
Westrock Co.	331	9,271
		113,431
Distributors: 0.0%†
Genuine Parts Co.	157	23,382
LKQ Corp.	285	15,034
Pool Corp.	43	13,598
		52,014
Diversified telecommunication services: 0.2%
AT&T, Inc.	13,602	213,959
Verizon Communications, Inc.	7,998	284,969
		498,928
Electric utilities: 1.4%
Alliant Energy Corp.	673	34,633
American Electric Power Co., Inc.	1,318	109,552
Constellation Energy Corp.	822	69,064
Duke Energy Corp.	1,984	177,151
Edison International	958	64,684
Entergy Corp.	444	43,601
Evergy, Inc.	494	28,578
Eversource Energy	917	63,484
Exelon Corp.	2,526	100,156
FirstEnergy Corp.	1,395	52,159
NextEra Energy, Inc.	23,032	1,691,931
NRG Energy, Inc.	587	19,835
PG&E Corp.*	4,024	68,166
Pinnacle West Capital Corp.	220	17,002
PPL Corp.	1,900	49,780

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electric utilities—(continued)
Southern Co.	2,787	$194,393
Xcel Energy, Inc.	1,423	92,908
		2,877,077
Electrical equipment: 0.8%
AMETEK, Inc.	308	44,681
Eaton Corp. PLC	544	95,690
Emerson Electric Co.	806	62,610
Generac Holdings, Inc.*	84	9,149
Regal Rexnord Corp.	9,164	1,190,312
Rockwell Automation, Inc.	166	46,248
Shoals Technologies Group, Inc., Class A*	13,729	322,494
		1,771,184
Electronic equipment, instruments & components: 0.1%
Amphenol Corp., Class A	724	54,626
CDW Corp.	152	26,097
Corning, Inc.	893	27,513
Keysight Technologies, Inc.*	190	30,742
TE Connectivity Ltd.	424	51,931
Teledyne Technologies, Inc.*	64	24,874
Trimble, Inc.*	318	14,841
Zebra Technologies Corp., Class A*	70	18,380
		249,004
Energy equipment & services: 0.1%
Baker Hughes Co.	1,511	41,175
Halliburton Co.	1,273	36,471
Schlumberger NV	2,079	89,044
		166,690
Entertainment: 1.9%
Activision Blizzard, Inc.*	1,365	109,473
Electronic Arts, Inc.	500	64,000
Live Nation Entertainment, Inc.*	269	21,504
Netflix, Inc.*	3,879	1,533,097
Take-Two Interactive Software, Inc.*	14,087	1,940,202
Walt Disney Co.*	3,432	301,879
Warner Bros Discovery, Inc.*	4,352	49,091
		4,019,246
Financial services: 2.5%
Berkshire Hathaway, Inc., Class B*	2,517	808,158
Fidelity National Information Services, Inc.	9,875	538,879
Fiserv, Inc.*	875	98,166
FleetCor Technologies, Inc.*	88	19,936
Global Payments, Inc.	380	37,122
Jack Henry & Associates, Inc.	97	14,830
Mastercard, Inc., Class A	5,739	2,094,850
PayPal Holdings, Inc.*	1,620	100,424
Visa, Inc., Class A	2,273	502,401
Voya Financial, Inc.	15,568	1,055,511
		5,270,277

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Food products: 2.0%
Archer-Daniels-Midland Co.	1,212	$85,628
Bunge Ltd.	18,185	1,684,659
Campbell Soup Co.	421	21,282
Conagra Brands, Inc.	1,000	34,870
General Mills, Inc.	1,321	111,175
Hershey Co.	320	83,104
Hormel Foods Corp.	612	23,409
J.M. Smucker Co.	207	30,344
Kellogg Co.	551	36,790
Kraft Heinz Co.	1,786	68,261
Lamb Weston Holdings, Inc.	331	36,807
McCormick & Co., Inc.	510	43,722
Mondelez International, Inc., Class A	25,724	1,888,399
Tyson Foods, Inc., Class A	589	29,827
		4,178,277
Gas utilities: 0.0%†
Atmos Energy Corp.	303	34,930

Ground transportation: 0.5%
CSX Corp.	3,071	94,188
J.B. Hunt Transport Services, Inc.	107	17,866
Norfolk Southern Corp.	317	65,993
Old Dominion Freight Line, Inc.*	120	37,253
Union Pacific Corp.	3,920	754,678
		969,978
Health care equipment & supplies: 1.2%
Abbott Laboratories	6,980	711,960
Align Technology, Inc.*	65	18,373
Baxter International, Inc.	449	18,283
Becton Dickinson & Co.	258	62,374
Boston Scientific Corp.*	1,380	71,042
Cooper Cos., Inc.	1,631	605,965
DENTSPLY SIRONA, Inc.	178	6,429
Dexcom, Inc.*	4,413	517,468
Edwards Lifesciences Corp.*	605	50,959
GE HealthCare Technologies, Inc.	323	25,682
Hologic, Inc.*	217	17,119
IDEXX Laboratories, Inc.*	76	35,323
Insulet Corp.*	63	17,278
Intuitive Surgical, Inc.*	332	102,203
Medtronic PLC	1,273	105,354
ResMed, Inc.	135	28,457
STERIS PLC	88	17,597
Stryker Corp.	320	88,186
Teleflex, Inc.	57	13,381
Zimmer Biomet Holdings, Inc.	188	23,940
		2,537,373

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services: 2.0%
AmerisourceBergen Corp.	146	24,842
Cardinal Health, Inc.	226	18,600
Centene Corp.*	558	34,825
Cigna Group	285	70,512
CVS Health Corp.	1,223	83,201
DaVita, Inc.*	66	6,182
Elevance Health, Inc.	219	98,073
HCA Healthcare, Inc.	204	53,895
Henry Schein, Inc.*	165	12,193
Humana, Inc.	113	56,711
Laboratory Corp. of America Holdings	5,684	1,208,020
McKesson Corp.	121	47,292
Molina Healthcare, Inc.*	50	13,695
Quest Diagnostics, Inc.	116	15,387
UnitedHealth Group, Inc.	5,210	2,538,520
Universal Health Services, Inc., Class B	74	9,778
		4,291,726
Health care REITs: 0.0%†
Healthpeak Properties, Inc.	745	14,870
Ventas, Inc.	571	24,633
Welltower, Inc.	660	49,243
		88,746
Hotel & resort REITs: 0.0%†
Host Hotels & Resorts, Inc.	998	16,567

Hotels, restaurants & leisure: 1.3%
Airbnb, Inc., Class A*	204	22,393
Booking Holdings, Inc.*	40	100,351
Caesars Entertainment, Inc.*	212	8,694
Carnival Corp.*,1	1,104	12,398
Chipotle Mexican Grill, Inc.*	29	60,218
Darden Restaurants, Inc.	127	20,132
Domino's Pizza, Inc.	44	12,753
Expedia Group, Inc.*	6,084	582,300
Hilton Worldwide Holdings, Inc.	264	35,936
Las Vegas Sands Corp.*	15,172	836,432
Marriott International, Inc., Class A	266	44,632
McDonald's Corp.	2,643	753,546
MGM Resorts International	361	14,184
Norwegian Cruise Line Holdings Ltd.*	360	5,346
Royal Caribbean Cruises Ltd.*	251	20,323
Starbucks Corp.	1,118	109,162
Wynn Resorts Ltd.	115	11,350
Yum! Brands, Inc.	277	35,647
		2,685,797

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Household durables: 0.1%
D.R. Horton, Inc.	323	$34,509
Garmin Ltd.	144	14,854
Lennar Corp., Class A	241	25,816
Mohawk Industries, Inc.*	38	3,497
Newell Brands, Inc.[1]	245	2,036
NVR, Inc.*	3	16,663
PulteGroup, Inc.	235	15,529
Whirlpool Corp.	57	7,369
		120,273
Household products: 0.5%
Church & Dwight Co., Inc.	541	50,015
Clorox Co.	250	39,545
Colgate-Palmolive Co.	1,842	137,008
Kimberly-Clark Corp.	746	100,173
Procter & Gamble Co.	5,226	744,705
		1,071,446
Independent power and renewable electricity producers: 0.0%†
AES Corp.	1,502	29,649

Industrial conglomerates: 0.4%
3M Co.	806	75,208
General Electric Co.	1,540	156,356
Honeywell International, Inc.	3,648	698,957
		930,521
Industrial REITs: 0.7%
Prologis, Inc.	11,331	1,411,276

Insurance: 1.4%
Aflac, Inc.	832	53,423
Allstate Corp.	7,415	804,157
American International Group, Inc.	988	52,196
Aon PLC, Class A	284	87,554
Arch Capital Group Ltd.*	477	33,247
Arthur J. Gallagher & Co.	294	58,897
Assurant, Inc.	65	7,799
Brown & Brown, Inc.	279	17,390
Chubb Ltd.	571	106,092
Cincinnati Financial Corp.	247	23,836
Everest Re Group Ltd.	62	21,081
Globe Life, Inc.	123	12,691
Hartford Financial Services Group, Inc.	493	33,780
Lincoln National Corp.	247	5,167
Loews Corp.	298	16,688
Marsh & McLennan Cos., Inc.	7,884	1,365,351
MetLife, Inc.	888	44,000
Principal Financial Group, Inc.	313	20,489
Progressive Corp.	802	102,584
Prudential Financial, Inc.	552	43,437
Travelers Cos., Inc.	341	57,711

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Insurance—(continued)
W. R. Berkley Corp.	308	$17,150
Willis Towers Watson PLC	151	33,046
		3,017,766
Interactive media & services: 3.8%
Alphabet, Inc., Class C*	9,731	1,200,514
Alphabet, Inc., Class A*	42,900	5,271,123
Match Group, Inc.*	492	16,974
Meta Platforms, Inc., Class A*	4,167	1,103,088
Snap, Inc., Class A*	38,510	392,802
		7,984,501
IT services: 0.2%
Accenture PLC, Class A	724	221,486
Akamai Technologies, Inc.*	185	17,042
Cognizant Technology Solutions Corp., Class A	619	38,681
DXC Technology Co.*	341	8,535
EPAM Systems, Inc.*	71	18,220
Gartner, Inc.*	101	34,629
International Business Machines Corp.	1,037	133,348
VeriSign, Inc.*	114	25,459
		497,400
Leisure products: 0.3%
Brunswick Corp.	7,196	543,298
Hasbro, Inc.	116	6,885
		550,183
Life sciences tools & services: 1.3%
Agilent Technologies, Inc.	4,378	506,403
Bio-Rad Laboratories, Inc., Class A*	3,027	1,130,130
Bio-Techne Corp.	130	10,633
Charles River Laboratories International, Inc.*	41	7,928
Danaher Corp.	621	142,594
Illumina, Inc.*	139	27,334
IQVIA Holdings, Inc.*	3,002	591,124
Mettler-Toledo International, Inc.*	23	30,403
Revvity, Inc.	102	11,763
Thermo Fisher Scientific, Inc.	371	188,639
Waters Corp.*	53	13,315
West Pharmaceutical Services, Inc.	68	22,755
		2,683,021
Machinery: 1.0%
Caterpillar, Inc.	734	151,020
Cummins, Inc.	191	39,042
Deere & Co.	378	130,780
Dover Corp.	188	25,066
Fortive Corp.	505	32,880
IDEX Corp.	93	18,522
Illinois Tool Works, Inc.	400	87,492

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
Ingersoll Rand, Inc.	25,303	$1,433,668
Nordson Corp.	61	13,294
Otis Worldwide Corp.	586	46,593
PACCAR, Inc.	760	52,273
Parker-Hannifin Corp.	175	56,077
Pentair PLC	232	12,869
Snap-on, Inc.	66	16,425
Stanley Black & Decker, Inc.	205	15,369
Westinghouse Air Brake Technologies Corp.	247	22,880
Xylem, Inc.	349	34,970
		2,189,220
Media: 1.0%
Charter Communications, Inc., Class A*	204	66,535
Comcast Corp., Class A	46,709	1,837,999
DISH Network Corp., Class A*	334	2,148
Fox Corp., Class A	576	17,971
Fox Corp., Class B	189	5,521
Interpublic Group of Cos., Inc.	791	29,417
News Corp., Class A	613	11,224
News Corp., Class B	291	5,378
Omnicom Group, Inc.	392	34,570
Paramount Global, Class B	929	14,130
		2,024,893
Metals & mining: 0.1%
Freeport-McMoRan, Inc.	2,106	72,320
Newmont Corp.	1,117	45,294
Nucor Corp.	356	47,014
Steel Dynamics, Inc.	242	22,240
		186,868
Multi-utilities: 0.3%
Ameren Corp.	659	53,425
Centerpoint Energy, Inc.	1,637	46,180
CMS Energy Corp.	765	44,355
Consolidated Edison, Inc.	906	84,530
Dominion Energy, Inc.	2,115	106,342
DTE Energy Co.	491	52,832
NiSource, Inc.	1,089	29,283
Public Service Enterprise Group, Inc.	1,289	77,018
Sempra Energy	784	112,527
WEC Energy Group, Inc.	826	72,151
		678,643
Office REITs: 0.0%†
Alexandria Real Estate Equities, Inc.	199	22,579
Boston Properties, Inc.	202	9,831
		32,410

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels: 2.5%
APA Corp.	27,364	$869,628
Chevron Corp.	2,562	385,888
ConocoPhillips	1,764	175,165
Coterra Energy, Inc.	1,145	26,621
Devon Energy Corp.	951	43,841
Diamondback Energy, Inc.	271	34,458
EOG Resources, Inc.	4,492	481,947
EQT Corp.	528	18,359
Exxon Mobil Corp.	9,857	1,007,188
Hess Corp.	407	51,555
Kinder Morgan, Inc.	2,677	43,126
Marathon Oil Corp.	889	19,700
Marathon Petroleum Corp.	620	65,044
Occidental Petroleum Corp.	1,059	61,062
ONEOK, Inc.	578	32,750
Phillips 66	681	62,386
Pioneer Natural Resources Co.	325	64,818
Targa Resources Corp.	338	23,001
Valero Energy Corp.	570	61,013
Williams Cos., Inc.	61,354	1,758,406
		5,285,956
Passenger airlines: 0.1%
Alaska Air Group, Inc.*	196	8,806
American Airlines Group, Inc.*	874	12,918
Delta Air Lines, Inc.*	839	30,481
Southwest Airlines Co.	824	24,613
United Airlines Holdings, Inc.*	448	21,264
		98,082
Personal care products: 0.3%
Estee Lauder Cos., Inc., Class A	506	93,119
Kenvue, Inc.*	24,600	617,214
		710,333
Pharmaceuticals: 1.7%
Bristol-Myers Squibb Co.	2,016	129,911
Catalent, Inc.*	178	6,627
Eli Lilly & Co.	6,053	2,599,521
Johnson & Johnson	2,492	386,409
Merck & Co., Inc.	2,404	265,426
Organon & Co.	345	6,690
Pfizer, Inc.	5,332	202,723
Viatris, Inc.	1,131	10,349
Zoetis, Inc.	446	72,702
		3,680,358
Professional services: 0.5%
Automatic Data Processing, Inc.	589	123,095
Broadridge Financial Solutions, Inc.	160	23,475
Ceridian HCM Holding, Inc.*	207	12,803
CoStar Group, Inc.*	554	43,988

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Professional services—(continued)
Equifax, Inc.	164	$34,214
Jacobs Solutions, Inc.	165	18,084
Leidos Holdings, Inc.	226	17,642
Paychex, Inc.	436	45,749
Paycom Software, Inc.	63	17,648
Robert Half International, Inc.	144	9,363
Verisk Analytics, Inc.	2,795	612,412
		958,473
Real estate management & development: 0.0%†
CBRE Group, Inc.*	458	34,313

Residential REITs: 0.1%
AvalonBay Communities, Inc.	180	31,316
Camden Property Trust	153	15,984
Equity Residential	493	29,974
Essex Property Trust, Inc.	83	17,933
Invitation Homes, Inc.	969	32,830
Mid-America Apartment Communities, Inc.	136	20,000
UDR, Inc.	555	22,017
		170,054
Retail REITs: 0.1%
Federal Realty Investment Trust	96	8,467
Kimco Realty Corp.	890	16,358
Realty Income Corp.	957	56,884
Regency Centers Corp.	215	12,098
Simon Property Group, Inc.	473	49,736
		143,543
Semiconductors & semiconductor equipment: 3.9%
Advanced Micro Devices, Inc.*	9,826	1,161,531
Analog Devices, Inc.	580	103,060
Applied Materials, Inc.	949	126,502
Broadcom, Inc.	1,944	1,570,674
Enphase Energy, Inc.*	163	28,342
First Solar, Inc.*	113	22,935
Intel Corp.	4,761	149,686
KLA Corp.	172	76,194
Lam Research Corp.	156	96,205
Microchip Technology, Inc.	610	45,909
Micron Technology, Inc.	15,318	1,044,688
Monolithic Power Systems, Inc.	56	27,435
NVIDIA Corp.	8,690	3,287,775
NXP Semiconductors NV	297	53,193
ON Semiconductor Corp.*	513	42,887
Qorvo, Inc.*	144	14,005
QUALCOMM, Inc.	1,280	145,165
Skyworks Solutions, Inc.	188	19,460
SolarEdge Technologies, Inc.*	68	19,368
Teradyne, Inc.	173	17,333

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(continued)
Texas Instruments, Inc.	1,039	$180,661
		8,233,008
Software: 7.4%
Adobe, Inc.*	528	220,593
ANSYS, Inc.*	104	33,653
Autodesk, Inc.*	259	51,642
Cadence Design Systems, Inc.*	315	72,737
Dynatrace, Inc.*	8,404	428,520
Fair Isaac Corp.*	31	24,418
Fortinet, Inc.*	731	49,949
Gen Digital, Inc.	524	9,191
HubSpot, Inc.*	1,108	573,933
Intuit, Inc.	325	136,214
Microsoft Corp.	23,333	7,662,324
Oracle Corp.	11,207	1,187,269
Palo Alto Networks, Inc.*	3,889	829,874
PTC, Inc.*	120	16,128
Roper Technologies, Inc.	131	59,503
Salesforce, Inc.*	6,297	1,406,624
ServiceNow, Inc.*	1,620	882,543
Splunk, Inc.*	9,981	991,013
Synopsys, Inc.*	177	80,528
Tyler Technologies, Inc.*	51	20,245
VMware, Inc., Class A*	7,578	1,032,806
		15,769,707
Specialized REITs: 0.4%
American Tower Corp.	672	123,944
Crown Castle, Inc.	3,993	452,048
Digital Realty Trust, Inc.	392	40,164
Equinix, Inc.	133	99,158
Extra Space Storage, Inc.	179	25,824
Iron Mountain, Inc.	403	21,528
Public Storage	215	60,910
SBA Communications Corp.	144	31,936
VICI Properties, Inc.	1,506	46,581
Weyerhaeuser Co.	1,102	31,583
		933,676
Specialty retail: 1.0%
Advance Auto Parts, Inc.	51	3,717
AutoZone, Inc.*	20	47,737
Bath & Body Works, Inc.	221	7,788
Best Buy Co., Inc.	227	16,496
CarMax, Inc.*	179	12,926
Home Depot, Inc.	1,019	288,836
Lowe's Cos., Inc.	4,139	832,477
O'Reilly Automotive, Inc.*	63	56,909
Ross Stores, Inc.	343	35,542
TJX Cos., Inc.	9,960	764,828

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialty retail—(continued)
Tractor Supply Co.	122	$25,570
Ulta Beauty, Inc.*	50	20,491
		2,113,317
Technology hardware, storage & peripherals: 3.3%
Apple, Inc.	38,855	6,887,049
Hewlett Packard Enterprise Co.	1,537	22,164
HP, Inc.	1,064	30,920
NetApp, Inc.	247	16,388
Seagate Technology Holdings PLC	182	10,938
Western Digital Corp.*	384	14,872
		6,982,331
Textiles, apparel & luxury goods: 0.7%
Lululemon Athletica, Inc.*	1,777	589,840
NIKE, Inc., Class B	7,694	809,870
Ralph Lauren Corp.	50	5,316
Tapestry, Inc.	279	11,166
VF Corp.	234	4,029
		1,420,221
Tobacco: 0.2%
Altria Group, Inc.	3,968	176,259
Philip Morris International, Inc.	3,439	309,544
		485,803
Trading companies & distributors: 0.3%
Fastenal Co.	837	45,072
United Rentals, Inc.	1,831	611,170
WW Grainger, Inc.	59	38,292
		694,534
Water utilities: 0.0%†
American Water Works Co., Inc.	484	69,914

Wireless telecommunication services: 0.1%
T-Mobile U.S., Inc.*	1,122	153,994
Total common stocks (cost—$119,445,207)		130,174,761

Preferred stocks: 0.0%†
Financial Services: 0.0%†
SquareTwo Financial Corp.*,2,3 (cost—$0)	35,000	0

Exchange traded funds: 3.0%
iShares Core S&P Mid-Cap ETF (cost—$5,948,086)	26,183	6,289,680

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities: 4.5%
AmeriCredit Automobile Receivables Trust,
Series 2019-2, Class D,
2.990%, due 06/18/25	$593,000	$582,301
Ares XLVIII CLO Ltd.,
Series 2018-48A, Class C,
3 mo. USD LIBOR + 1.800%
7.050%, due 07/20/30[4,5]	725,000	684,724
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%
5.810%, due 05/15/28[5]	350,000	344,853
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[4]	275,000	265,340
Drive Auto Receivables Trust,
Series 2021-2, Class C,
0.870%, due 10/15/27	665,000	645,602
Series 2020-2, Class C,
2.280%, due 08/17/26	143,348	142,674
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[4]	325,000	304,111
Series 2021-1A, Class C,
0.840%, due 10/15/26[4]	321,386	312,000
Enterprise Fleet Financing LLC,
Series 2020-1, Class A2,
1.780%, due 12/22/25[4]	12,039	12,024
Exeter Automobile Receivables Trust,
Series 2020-3A, Class C,
1.320%, due 07/15/25	145,843	145,294
Series 2020-2A, Class C,
3.280%, due 05/15/25[4]	7,736	7,726
GLS Auto Receivables Issuer Trust,
Series 2020-2A, Class C,
4.570%, due 04/15/26[4]	612,000	604,032
Highbridge Loan Management Ltd.,
Series 12A-18, Class B,
3 mo. USD LIBOR + 1.850%
7.112%, due 07/18/31[4,5]	700,000	661,517
HPEFS Equipment Trust,
Series 2021-1A, Class D,
1.030%, due 03/20/31[4]	675,000	648,577
OneMain Financial Issuance Trust,
Series 2020-2A, Class B,
2.210%, due 09/14/35[4]	300,000	263,304
Series 2020-2A, Class A,
1.750%, due 09/14/35[4]	600,000	539,628
Series 2021-1A, Class A1,
1.550%, due 06/16/36[4]	600,000	524,286

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Santander Drive Auto Receivables Trust,
Series 2021-3, Class C,
0.950%, due 09/15/27	$750,000	$733,423
Series 2020-2, Class D,
2.220%, due 09/15/26	635,120	621,892
Santander Retail Auto Lease Trust,
Series 2021-C, Class C,
1.110%, due 03/20/26[4]	325,000	308,851
Tesla Auto Lease Trust,
Series 2021-B, Class D,
1.320%, due 09/22/25[4]	325,000	305,540
Voya CLO Ltd.,
Series 2018-2A, Class C1,
3 mo. USD LIBOR + 1.850%
7.110%, due 07/15/31[4,5]	700,000	663,645
Westlake Automobile Receivables Trust,
Series 2019-3A, Class D,
2.720%, due 11/15/24[4]	147,406	147,059
Total asset-backed securities (cost—$9,862,596)		9,468,403

Corporate bonds: 17.1%
Advertising: 0.0%†
Clear Channel Outdoor Holdings, Inc.,
5.125%, due 08/15/27[4]	35,000	30,854

Aerospace & defense: 0.2%
Bombardier, Inc.
7.125%, due 06/15/26[4]	30,000	29,420
7.875%, due 04/15/27[4]	25,000	24,718
Raytheon Technologies Corp.,
4.125%, due 11/16/28	150,000	145,116
TransDigm U.K. Holdings PLC,
6.875%, due 05/15/26	60,000	59,557
TransDigm, Inc.
5.500%, due 11/15/27	30,000	28,203
6.250%, due 03/15/26[4]	20,000	19,863
7.500%, due 03/15/27	35,000	34,902
		341,779
Agriculture: 0.1%
Darling Ingredients, Inc.,
6.000%, due 06/15/30[4]	40,000	39,359
Reynolds American, Inc.,
5.700%, due 08/15/35	70,000	65,493
		104,852
Airlines: 0.2%
American Airlines, Inc.,
7.250%, due 02/15/28[4]	25,000	24,463

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Airlines—(concluded)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[4]	$31,000	$30,423
5.750%, due 04/20/29[4]	30,000	28,746
Delta Air Lines, Inc.,
7.000%, due 05/01/25[4]	250,000	256,811
Delta Airlines Pass-Through Trust,
2.000%, due 06/10/28	93,557	82,227
United Airlines, Inc.
4.375%, due 04/15/26[4]	38,000	35,952
4.625%, due 04/15/29[4]	30,000	27,175
		485,797
Auto manufacturers: 0.4%
Allison Transmission, Inc.,
5.875%, due 06/01/29[4]	35,000	33,752
Ford Motor Co.
6.625%, due 10/01/28	35,000	35,658
7.450%, due 07/16/31	55,000	57,444
9.625%, due 04/22/30	30,000	34,181
Ford Motor Credit Co. LLC,
4.542%, due 08/01/26	200,000	187,033
General Motors Co.,
6.600%, due 04/01/36	200,000	202,980
General Motors Financial Co., Inc.,
4.000%, due 10/06/26	200,000	190,691
Jaguar Land Rover Automotive PLC,
5.875%, due 11/15/24[6]	125,000	134,334
		876,073
Auto parts & equipment: 0.1%
Adient Global Holdings Ltd.,
7.000%, due 04/15/28[4]	20,000	20,212
Clarios Global LP/Clarios U.S. Finance Co.
6.750%, due 05/15/28[4]	30,000	30,000
8.500%, due 05/15/27[4]	25,000	25,064
Dana, Inc.
4.250%, due 09/01/30	20,000	16,025
5.625%, due 06/15/28	20,000	18,310
		109,611
Banks: 3.6%
Bank of America Corp.
4.200%, due 08/26/24	120,000	118,033
6.110%, due 01/29/37	850,000	889,734
6.500%, due 10/23/24[5,7]
Series Z,
(fixed, converts to FRN on 10/23/24)	30,000	30,000
Bank of New York Mellon Corp.,
1.600%, due 04/24/25	150,000	140,950

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Bank of Nova Scotia,
4.588%, due 05/04/37[5]
(fixed, converts to FRN on 05/04/32)	$150,000	$130,272
Barclays PLC
4.337%, due 01/10/28	305,000	289,567
5.746%, due 08/09/33[5]
(fixed, converts to FRN on 08/09/32)	200,000	193,258
Citigroup, Inc.
3.980%, due 03/20/30[5]
(fixed, converts to FRN on 03/20/29)	175,000	162,250
5.500%, due 09/13/25	300,000	299,933
6.675%, due 09/13/43	200,000	212,723
9.341%, due 07/30/23[5,7]
3 mo. USD LIBOR + 4.068%	35,000	34,825
Deutsche Bank AG
2.552%, due 01/07/28[5]
(fixed, converts to FRN on 01/07/27)	150,000	130,426
3.700%, due 05/30/24	125,000	121,337
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	150,000	144,863
5.150%, due 05/22/45	160,000	147,618
7.063%, due 11/29/23[5]
3 mo. USD LIBOR + 1.600%	600,000	601,902
HSBC Holdings PLC,
6.500%, due 09/15/37	200,000	208,577
JPMorgan Chase & Co.
3.875%, due 09/10/24	550,000	539,276
3.960%, due 01/29/27[5]
(fixed, converts to FRN on 01/29/26)	300,000	290,089
4.032%, due 07/24/48[5]
(fixed, converts to FRN on 07/24/47)	400,000	326,881
6.000%, due 08/01/23[5,7]
Series R,
(fixed, converts to FRN on 08/01/23)	60,000	59,676
Lloyds Banking Group PLC,
4.582%, due 12/10/25	400,000	381,645
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27	350,000	337,554
Morgan Stanley
4.300%, due 01/27/45	325,000	281,516
4.350%, due 09/08/26	815,000	794,887

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Novo Banco SA,
7.733%, due 09/15/23[5,6]
3 mo. Euribor + 4.780%	$100,000	$106,890
Royal Bank of Canada,
2.300%, due 11/03/31	200,000	162,449
Societe Generale SA,
4.000%, due 01/12/27[4]	200,000	187,729
Sumitomo Mitsui Financial Group, Inc.,
3.544%, due 01/17/28	150,000	140,045
Wells Fargo & Co.,
3.196%, due 06/17/27[5]
(fixed, converts to FRN on 06/17/26)	95,000	89,165
		7,554,070
Beverages: 0.2%
Anheuser-Busch Cos.
LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	73,468
4.900%, due 02/01/46	205,000	194,687
Primo Water Holdings, Inc.,
4.375%, due 04/30/29[4]	93,000	79,994
		348,149
Biotechnology: 0.2%
Amgen, Inc.,
5.250%, due 03/02/33	150,000	150,530
Biogen, Inc.,
3.250%, due 02/15/51	56,000	38,313
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	188,790
4.750%, due 03/01/46	50,000	46,769
		424,402
Building Materials: 0.2%
Builders FirstSource, Inc.
4.250%, due 02/01/32[4]	10,000	8,591
5.000%, due 03/01/30[4]	30,000	27,797
6.375%, due 06/15/32[4]	10,000	9,839
Emerald Debt Merger Sub LLC,
6.625%, due 12/15/30[4]	30,000	29,760
Masco Corp.,
4.500%, due 05/15/47	150,000	119,721
New Enterprise Stone & Lime Co., Inc.,
5.250%, due 07/15/28[4]	61,000	53,985
Smyrna Ready Mix Concrete LLC,
6.000%, due 11/01/28[4]	51,000	47,424

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Building Materials—(concluded)
Summit Materials LLC/Summit Materials Finance Corp.,
5.250%, due 01/15/29[4]	$35,000	$32,840
		329,957
Chemicals: 0.3%
Celanese U.S. Holdings LLC,
6.330%, due 07/15/29	30,000	30,177
CF Industries, Inc.,
5.150%, due 03/15/34	150,000	142,264
Chemours Co.
4.625%, due 11/15/29[4]	45,000	36,424
5.375%, due 05/15/27	30,000	27,622
DuPont de Nemours, Inc.,
4.725%, due 11/15/28	100,000	99,379
LYB International Finance II BV,
3.500%, due 03/02/27	150,000	143,139
NOVA Chemicals Corp.,
5.250%, due 06/01/27[4]	60,000	54,152
Nutrien Ltd.,
4.200%, due 04/01/29	100,000	95,321
Tronox, Inc.,
4.625%, due 03/15/29[4]	40,000	32,467
WR Grace Holdings LLC,
4.875%, due 06/15/27[4]	19,000	17,622
		678,567
Coal: 0.1%
Teck Resources Ltd.,
3.900%, due 07/15/30	200,000	183,243

Commercial services: 0.4%
ADT Security Corp.,
4.875%, due 07/15/32[4]	30,000	25,556
ASGN, Inc.,
4.625%, due 05/15/28[4]	91,000	81,997
Block, Inc.,
3.500%, due 06/01/31	34,000	27,771
Carriage Services, Inc.,
4.250%, due 05/15/29[4]	55,000	44,684
Garda World Security Corp.
4.625%, due 02/15/27[4]	55,000	50,230
9.500%, due 11/01/27[4]	23,000	21,512
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.,
5.000%, due 02/01/26[4]	30,000	26,775
Neptune Bidco U.S., Inc.,
9.290%, due 04/15/29[4]	25,000	22,875
NESCO Holdings II, Inc.,
5.500%, due 04/15/29[4]	68,000	60,099

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Commercial services—(concluded)
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[4]	$5,000	$4,389
5.750%, due 04/15/26[4]	45,000	44,024
Quanta Services, Inc.,
2.350%, due 01/15/32	400,000	317,751
Sabre Global, Inc.
9.250%, due 04/15/25[4]	30,000	28,650
11.250%, due 12/15/27[4]	45,000	34,591
Williams Scotsman International, Inc.,
4.625%, due 08/15/28[4]	30,000	27,403
Yale University,
1.482%, due 04/15/30	100,000	82,529
		900,836
Computers: 0.4%
Ahead DB Holdings LLC,
6.625%, due 05/01/28[4]	30,000	24,375
Apple, Inc.
3.450%, due 02/09/45	200,000	168,060
3.850%, due 05/04/43	210,000	186,642
Booz Allen Hamilton, Inc.,
3.875%, due 09/01/28[4]	160,000	143,385
International Business Machines Corp.,
5.875%, due 11/29/32	175,000	188,567
KBR, Inc.,
4.750%, due 09/30/28[4]	75,000	68,632
NCR Corp.,
5.125%, due 04/15/29[4]	35,000	30,616
Science Applications International Corp.,
4.875%, due 04/01/28[4]	70,000	65,187
Seagate HDD Cayman,
8.250%, due 12/15/29[4]	5,000	5,113
		880,577
Distribution & wholesale: 0.0%†
American Builders & Contractors Supply Co., Inc.
3.875%, due 11/15/29[4]	26,000	22,128
4.000%, due 01/15/28[4]	10,000	9,121
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[4]	10,000	10,119
7.750%, due 03/15/31[4]	10,000	10,423
		51,791
Diversified financial services: 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	200,000	173,407
6.500%, due 07/15/25	29,000	29,213
Avolon Holdings Funding Ltd.,
2.750%, due 02/21/28[4]	200,000	166,374

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Capital One Financial Corp.,
3.750%, due 07/28/26	$200,000	$187,313
CME Group, Inc.,
3.750%, due 06/15/28	150,000	145,631
Enact Holdings, Inc.,
6.500%, due 08/15/25[4]	60,000	58,945
Intercontinental Exchange, Inc.,
3.000%, due 06/15/50	200,000	136,658
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[4]	29,000	23,375
6.000%, due 01/15/27[4]	35,000	31,920
Navient Corp.,
6.750%, due 06/15/26	255,000	241,707
OneMain Finance Corp.
6.125%, due 03/15/24	125,000	122,113
7.125%, due 03/15/26	115,000	109,960
PennyMac Financial Services, Inc.,
5.375%, due 10/15/25[4]	20,000	18,589
Rocket Mortgage LLC/Rocket
Mortgage Co.-Issuer, Inc.,
2.875%, due 10/15/26[4]	150,000	131,067
Visa, Inc.,
2.000%, due 08/15/50	50,000	30,529
		1,606,801
Electric: 1.3%
Alabama Power Co.,
6.000%, due 03/01/39	30,000	31,328
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	79,261
4.450%, due 01/15/49	50,000	43,460
Calpine Corp.
4.625%, due 02/01/29[4]	30,000	25,371
5.125%, due 03/15/28[4]	35,000	31,353
Clearway Energy Operating LLC,
4.750%, due 03/15/28[4]	65,000	60,497
Dominion Energy, Inc.,
3.900%, due 10/01/25	150,000	145,701
DTE Electric Co.,
3.000%, due 03/01/32	200,000	173,483
Duke Energy Carolinas LLC,
2.550%, due 04/15/31	150,000	128,702
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	250,000	207,146
Edison International,
4.950%, due 04/15/25	188,000	185,268
Exelon Corp.
3.400%, due 04/15/26	170,000	162,553
4.450%, due 04/15/46	300,000	252,806

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
FirstEnergy Corp.,
5.100%, due 07/15/47
Series C,	$20,000	$17,700
Florida Power & Light Co.,
5.950%, due 02/01/38	45,000	48,874
Georgia Power Co.,
3.700%, due 01/30/50	250,000	189,026
Leeward Renewable Energy Operations LLC,
4.250%, due 07/01/29[4]	25,000	22,000
National Rural Utilities Cooperative Finance Corp.,
3.900%, due 11/01/28	100,000	95,761
NRG Energy, Inc.
3.625%, due 02/15/31[4]	30,000	23,641
5.250%, due 06/15/29[4]	10,000	9,017
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	40,000	32,511
PG&E Corp.,
5.000%, due 07/01/28	50,000	46,121
Public Service Electric & Gas Co.,
2.450%, due 01/15/30	150,000	130,371
Southern California Edison Co.,
3.650%, due 02/01/50	175,000	129,958
Southwestern Electric Power Co.,
3.250%, due 11/01/51	250,000	164,303
Talen Energy Supply LLC,
8.625%, due 06/01/30[4]	30,000	30,534
Virginia Electric & Power Co.,
4.600%, due 12/01/48	100,000	87,829
Vistra Corp.,
7.000%, due 12/15/26[4,5,7]
(fixed, converts to FRN on 12/15/26)	4,000	3,518
Vistra Operations Co. LLC
5.000%, due 07/31/27[4]	75,000	70,483
5.625%, due 02/15/27[4]	30,000	28,854
		2,657,430
Electrical components & equipment: 0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[4]	54,000	46,238
4.750%, due 06/15/28[4]	30,000	26,686
WESCO Distribution, Inc.,
7.250%, due 06/15/28[4]	30,000	30,663
		103,587
Electronics: 0.0%†
Coherent Corp.,
5.000%, due 12/15/29[4]	40,000	35,571

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electronics—(concluded)
Sensata Technologies, Inc.,
4.375%, due 02/15/30[4]	$50,000	$44,643
		80,214
Energy-Alternate Sources: 0.0%†
TerraForm Power Operating LLC,
4.750%, due 01/15/30[4]	72,000	64,637

Engineering & construction: 0.1%
Arcosa, Inc.,
4.375%, due 04/15/29[4]	58,000	52,356
Dycom Industries, Inc.,
4.500%, due 04/15/29[4]	45,000	40,639
Great Lakes Dredge & Dock Corp.,
5.250%, due 06/01/29[4]	37,000	29,070
Weekley Homes LLC/Weekley Finance Corp.,
4.875%, due 09/15/28[4]	15,000	13,150
		135,215
Entertainment: 0.2%
Affinity Interactive,
6.875%, due 12/15/27[4]	89,000	77,893
Caesars Entertainment, Inc.,
8.125%, due 07/01/27[4]	113,000	115,146
CDI Escrow Issuer, Inc.,
5.750%, due 04/01/30[4]	20,000	18,746
Cinemark USA, Inc.
5.250%, due 07/15/28[4]	10,000	8,754
5.875%, due 03/15/26[4]	35,000	33,250
International Game Technology PLC,
5.250%, due 01/15/29[4]	20,000	18,924
Jacobs Entertainment, Inc.,
6.750%, due 02/15/29[4]	73,000	64,087
Warnermedia Holdings, Inc.,
5.050%, due 03/15/42	150,000	121,361
		458,161
Environmental control: 0.0%†
Covanta Holding Corp.,
5.000%, due 09/01/30	25,000	21,508
GFL Environmental, Inc.,
4.750%, due 06/15/29[4]	65,000	59,017
		80,525
Food: 0.1%
Kroger Co.,
3.875%, due 10/15/46	250,000	190,507
United Natural Foods, Inc.,
6.750%, due 10/15/28[4]	60,000	55,962
		246,469
Food service: 0.0%†
Aramark Services, Inc.,
5.000%, due 02/01/28[4]	65,000	61,432

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Healthcare-products: 0.1%
Abbott Laboratories
3.750%, due 11/30/26	$62,000	$61,164
4.900%, due 11/30/46	50,000	49,958
Avantor Funding, Inc.,
4.625%, due 07/15/28[4]	50,000	46,248
Medline Borrower LP,
5.250%, due 10/01/29[4]	24,000	20,535
Medtronic, Inc.,
4.375%, due 03/15/35	97,000	94,051
Zimmer Biomet Holdings, Inc.,
4.250%, due 08/15/35	50,000	43,204
		315,160
Healthcare-services: 0.4%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[4]	35,000	32,092
5.500%, due 07/01/28[4]	55,000	52,279
Centene Corp.,
3.000%, due 10/15/30	18,000	15,060
CHS/Community Health Systems, Inc.
5.625%, due 03/15/27[4]	63,000	53,927
6.125%, due 04/01/30[4]	25,000	13,504
6.875%, due 04/15/29[4]	33,000	18,558
8.000%, due 03/15/26[4]	195,000	182,077
DaVita, Inc.,
4.625%, due 06/01/30[4]	33,000	28,263
Encompass Health Corp.,
4.500%, due 02/01/28	100,000	92,112
Legacy LifePoint Health LLC
4.375%, due 02/15/27[4]	50,000	37,669
6.750%, due 04/15/25[4]	15,000	13,380
Select Medical Corp.,
6.250%, due 08/15/26[4]	75,000	72,928
Tenet Healthcare Corp.
4.625%, due 06/15/28	10,000	9,300
5.125%, due 11/01/27	31,000	29,623
6.125%, due 10/01/28	36,000	34,121
6.125%, due 06/15/30[4]	30,000	28,994
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	40,000	39,242
		753,129
Home builders: 0.0%†
Forestar Group, Inc.,
3.850%, due 05/15/26[4]	25,000	23,031
Installed Building Products, Inc.,
5.750%, due 02/01/28[4]	40,000	37,453
KB Home,
6.875%, due 06/15/27	20,000	20,315
		80,799

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Housewares: 0.0%†
Newell Brands, Inc.
5.875%, due 04/01/36	$65,000	$52,000
6.000%, due 04/01/46	5,000	3,643
		55,643
Insurance: 0.5%
Allstate Corp.
3.280%, due 12/15/26	200,000	190,211
3.850%, due 08/10/49	50,000	38,297
American International Group, Inc.,
2.500%, due 06/30/25	50,000	47,391
Aon Global Ltd.,
4.750%, due 05/15/45	150,000	133,570
Berkshire Hathaway Finance Corp.,
4.250%, due 01/15/49	100,000	90,085
Hartford Financial Services Group, Inc.,
6.100%, due 10/01/41	150,000	152,126
Lincoln National Corp.,
4.000%, due 09/01/23	150,000	149,207
MetLife, Inc.,
4.125%, due 08/13/42	130,000	107,451
Prudential Financial, Inc.,
6.625%, due 06/21/40	110,000	120,333
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[4]	50,000	41,344
		1,070,015
Internet: 0.2%
Alibaba Group Holding Ltd.,
2.125%, due 02/09/31	200,000	163,788
Amazon.com, Inc.,
2.500%, due 06/03/50	150,000	97,528
Uber Technologies, Inc.
4.500%, due 08/15/29[4]	25,000	22,804
7.500%, due 09/15/27[4]	25,000	25,645
United Group BV,
4.875%, due 07/01/24[6]	100,000	106,088
		415,853
Investment companies: 0.0%†
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
6.250%, due 05/15/26	75,000	65,710

Iron & steel: 0.0%†
Big River Steel LLC/BRS Finance Corp.,
6.625%, due 01/31/29[4]	44,000	43,670
Commercial Metals Co.,
4.125%, due 01/15/30	20,000	17,556
Mineral Resources Ltd.,
8.500%, due 05/01/30[4]	25,000	25,094
		86,320

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Leisure time: 0.3%
Carnival Corp.
5.750%, due 03/01/27[4]	$70,000	$59,923
10.500%, due 02/01/26[4]	10,000	10,391
Carnival Holdings Bermuda Ltd.,
10.375%, due 05/01/28[4]	74,000	80,100
Harley-Davidson, Inc.,
3.500%, due 07/28/25	250,000	238,666
NCL Corp. Ltd.
5.875%, due 03/15/26[4]	30,000	27,215
8.375%, due 02/01/28[4]	35,000	36,199
Pinnacle Bidco PLC,
6.375%, due 02/15/25[6]	100,000	120,823
Royal Caribbean Cruises Ltd.
5.500%, due 04/01/28[4]	35,000	32,153
7.500%, due 10/15/27	25,000	24,537
11.625%, due 08/15/27[4]	80,000	86,943
		716,950
Lodging: 0.0%†
Hilton Domestic Operating Co., Inc.,
4.000%, due 05/01/31[4]	40,000	34,522

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, due 07/01/31[4]	10,000	8,488
5.000%, due 06/01/29[4]	25,000	22,235
Travel & Leisure Co.,
6.625%, due 07/31/26[4]	35,000	34,675
		99,920
Machinery-diversified: 0.1%
Deere & Co.,
3.900%, due 06/09/42	150,000	134,445
Mueller Water Products, Inc.,
4.000%, due 06/15/29[4]	25,000	22,450
		156,895
Media: 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[4]	25,000	20,026
4.250%, due 01/15/34[4]	40,000	29,592
4.750%, due 03/01/30[4]	122,000	102,891
5.375%, due 06/01/29[4]	60,000	54,004
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, due 03/15/28	150,000	140,276
Comcast Corp.
2.887%, due 11/01/51	439,000	289,079
4.150%, due 10/15/28	300,000	292,629
DISH DBS Corp.,
5.875%, due 11/15/24	122,000	104,492

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media—(concluded)
DISH Network Corp.,
11.750%, due 11/15/27[4]	$80,000	$76,569
Fox Corp.
3.050%, due 04/07/25	25,000	23,987
5.576%, due 01/25/49	50,000	45,210
Gray Escrow II, Inc.,
5.375%, due 11/15/31[4]	55,000	34,996
Gray Television, Inc.,
5.875%, due 07/15/26[4]	40,000	34,381
Nexstar Media, Inc.
4.750%, due 11/01/28[4]	65,000	54,846
5.625%, due 07/15/27[4]	40,000	36,700
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[4]	5,000	3,850
6.500%, due 09/15/28[4]	10,000	5,025
Sirius XM Radio, Inc.
3.875%, due 09/01/31[4]	25,000	18,449
4.000%, due 07/15/28[4]	40,000	33,494
4.125%, due 07/01/30[4]	5,000	3,932
5.500%, due 07/01/29[4]	35,000	30,551
Time Warner Cable LLC,
6.550%, due 05/01/37	25,000	23,816
Univision Communications, Inc.
4.500%, due 05/01/29[4]	65,000	54,567
7.375%, due 06/30/30[4]	25,000	23,243
Walt Disney Co.,
4.950%, due 10/15/45	120,000	114,532
		1,651,137
Mining: 0.1%
FMG Resources August Pty. Ltd.
5.875%, due 04/15/30[4]	15,000	14,156
6.125%, due 04/15/32[4]	15,000	14,154
Hudbay Minerals, Inc.,
6.125%, due 04/01/29[4]	40,000	35,922
Novelis Corp.,
4.750%, due 01/30/30[4]	30,000	26,625
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
9.500%, due 06/01/28[4]	20,000	18,306
		109,163
Miscellaneous manufacturers: 0.3%
Amsted Industries, Inc.
4.625%, due 05/15/30[4]	35,000	31,381
5.625%, due 07/01/27[4]	20,000	19,310
GE Capital Funding LLC,
3.450%, due 05/15/25	200,000	193,228
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	200,000	189,678

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Miscellaneous manufacturers—(concluded)
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	$110,000	$104,191
		537,788
Oil & gas: 0.8%
Aker BP ASA,
3.750%, due 01/15/30[4]	150,000	133,810
Antero Resources Corp.,
7.625%, due 02/01/29[4]	17,000	17,294
Apache Corp.,
5.100%, due 09/01/40	26,000	21,385
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[4]	41,000	35,994
7.000%, due 11/01/26[4]	29,000	27,798
8.250%, due 12/31/28[4]	10,000	9,662
BP Capital Markets America, Inc.,
3.017%, due 01/16/27	75,000	71,045
Callon Petroleum Co.,
8.000%, due 08/01/28[4]	55,000	53,782
Comstock Resources, Inc.
5.875%, due 01/15/30[4]	12,000	10,005
6.750%, due 03/01/29[4]	25,000	21,850
ConocoPhillips Co.,
3.758%, due 03/15/42	150,000	124,633
Ecopetrol SA,
5.375%, due 06/26/26	325,000	308,953
EOG Resources, Inc.,
3.900%, due 04/01/35	50,000	45,150
EQT Corp.
3.125%, due 05/15/26[4]	150,000	138,867
7.000%, due 02/01/30	18,000	18,622
Equinor ASA,
4.800%, due 11/08/43	50,000	47,659
Exxon Mobil Corp.,
4.114%, due 03/01/46	50,000	43,376
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[4]	59,000	53,404
6.000%, due 04/15/30[4]	10,000	9,014
6.250%, due 11/01/28[4]	20,000	18,683
Marathon Petroleum Corp.,
4.750%, due 09/15/44	110,000	90,619
Murphy Oil Corp.,
7.050%, due 05/01/29	69,000	69,193
Nabors Industries Ltd.,
7.250%, due 01/15/26[4]	20,000	18,221
Nabors Industries, Inc.,
7.375%, due 05/15/27[4]	15,000	14,093
Occidental Petroleum Corp.
6.450%, due 09/15/36	27,000	27,473

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Shell International Finance BV,
4.375%, due 05/11/45	$100,000	$88,569
Southwestern Energy Co.,
5.375%, due 03/15/30	55,000	50,553
Transocean Titan Financing Ltd.,
8.375%, due 02/01/28[4]	50,000	50,634
Transocean, Inc.,
8.750%, due 02/15/30[4]	5,000	4,998
Venture Global LNG, Inc.
8.125%, due 06/01/28[4]	35,000	35,175
8.375%, due 06/01/31[4]	40,000	40,209
		1,700,723
Oil & gas services: 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[4]	11,000	10,202
6.875%, due 04/01/27[4]	74,000	70,708
Oceaneering International, Inc.,
6.000%, due 02/01/28	18,000	16,832
USA Compression Partners LP/USA Compression Finance Corp.,
6.875%, due 09/01/27	64,000	59,938
Weatherford International Ltd.,
8.625%, due 04/30/30[4]	27,000	27,132
		184,812
Packaging & containers: 0.1%
Cascades, Inc./Cascades USA, Inc.,
5.375%, due 01/15/28[4]	35,000	32,812
Clearwater Paper Corp.,
4.750%, due 08/15/28[4]	35,000	31,055
Graphic Packaging International LLC,
3.500%, due 03/15/28[4]	40,000	36,309
Mauser Packaging Solutions Holding Co.,
7.875%, due 08/15/26[4]	50,000	49,556
Owens-Brockway Glass Container, Inc.
6.625%, due 05/13/27[4]	28,000	27,965
7.250%, due 05/15/31[4]	5,000	5,088
		182,785
Pharmaceuticals: 0.5%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	28,797
3.800%, due 03/15/25	90,000	88,030
4.450%, due 05/14/46	200,000	172,387
Bristol-Myers Squibb Co.,
4.125%, due 06/15/39	250,000	226,277
Nidda Healthcare Holding GmbH,
7.500%, due 08/21/26[6]	100,000	105,554

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Pfizer, Inc.,
7.200%, due 03/15/39	$270,000	$335,491
Teva Pharmaceutical Finance Netherlands II BV,
3.750%, due 05/09/27	100,000	96,622
		1,053,158
Pipelines: 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, due 06/15/29[4]	25,000	22,984
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.625%, due 12/15/25[4]	67,000	67,736
Buckeye Partners LP
4.500%, due 03/01/28[4]	40,000	35,194
5.600%, due 10/15/44	12,000	8,677
5.850%, due 11/15/43	15,000	11,139
CNX Midstream Partners LP,
4.750%, due 04/15/30[4]	71,000	58,795
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.375%, due 02/01/31[4]	30,000	29,447
8.000%, due 04/01/29[4]	45,000	45,241
Enbridge Energy Partners LP,
7.375%, due 10/15/45	100,000	114,362
Energy Transfer LP,
5.400%, due 10/01/47	100,000	85,969
EnLink Midstream LLC
5.625%, due 01/15/28[4]	29,000	27,937
6.500%, due 09/01/30[4]	60,000	59,629
EQM Midstream Partners LP
4.750%, due 01/15/31[4]	13,000	11,156
6.500%, due 07/01/27[4]	20,000	19,537
7.500%, due 06/01/27[4]	30,000	30,185
Genesis Energy LP/Genesis Energy Finance Corp.
8.000%, due 01/15/27	54,000	52,598
8.875%, due 04/15/30	35,000	34,419
Hess Midstream Operations LP
4.250%, due 02/15/30[4]	13,000	11,265
5.125%, due 06/15/28[4]	38,000	35,577
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[4]	29,000	26,716
6.375%, due 04/15/27[4]	10,000	9,872
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	144,970
5.550%, due 06/01/45	120,000	108,836

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Pipelines—(concluded)
MPLX LP,
4.875%, due 06/01/25	$120,000	$118,601
Plains All American Pipeline LP/PAA Finance Corp.,
3.800%, due 09/15/30	150,000	133,296
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	180,000	177,877
Venture Global Calcasieu Pass LLC,
3.875%, due 08/15/29[4]	28,000	24,361
Western Midstream Operating LP
4.650%, due 07/01/26	200,000	192,907
5.450%, due 04/01/44	5,000	4,164
Williams Cos., Inc.,
4.300%, due 03/04/24	80,000	79,135
		1,782,582
Real estate investment trusts: 0.3%
AvalonBay Communities, Inc.,
3.450%, due 06/01/25	70,000	67,631
Boston Properties LP,
2.750%, due 10/01/26	40,000	35,135
Iron Mountain, Inc.
4.875%, due 09/15/27[4]	45,000	42,107
5.000%, due 07/15/28[4]	60,000	54,933
5.250%, due 07/15/30[4]	45,000	40,314
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.750%, due 06/15/29[4]	30,000	23,448
Public Storage,
2.250%, due 11/09/31	300,000	246,830
Service Properties Trust,
7.500%, due 09/15/25	41,000	40,205
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
10.500%, due 02/15/28[4]	43,000	41,720
VICI Properties LP/VICI Note Co., Inc.,
4.625%, due 12/01/29[4]	55,000	50,128
		642,451
Retail: 0.8%
Academy Ltd.,
6.000%, due 11/15/27[4]	35,000	33,783
Asbury Automotive Group, Inc.,
4.625%, due 11/15/29[4]	20,000	17,629
Bath & Body Works, Inc.,
6.625%, due 10/01/30[4]	70,000	66,699
Beacon Roofing Supply, Inc.,
4.125%, due 05/15/29[4]	28,000	24,150
Group 1 Automotive, Inc.,
4.000%, due 08/15/28[4]	54,000	47,285

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Retail—(concluded)
Home Depot, Inc.
2.125%, due 09/15/26	$300,000	$279,018
3.350%, due 09/15/25	40,000	38,911
3.350%, due 04/15/50	200,000	149,252
Lithia Motors, Inc.,
4.625%, due 12/15/27[4]	20,000	18,513
Lowe's Cos., Inc.,
2.800%, due 09/15/41	300,000	206,459
Macy's Retail Holdings LLC,
5.875%, due 04/01/29[4]	34,000	30,056
McDonald's Corp.
3.800%, due 04/01/28	425,000	410,975
4.875%, due 12/09/45	20,000	18,835
Nordstrom, Inc.,
6.950%, due 03/15/28	11,000	10,526
Patrick Industries, Inc.
4.750%, due 05/01/29[4]	30,000	25,621
7.500%, due 10/15/27[4]	40,000	38,600
QVC, Inc.,
4.850%, due 04/01/24	30,000	28,620
Target Corp.,
1.950%, due 01/15/27	150,000	138,210
White Cap Buyer LLC,
6.875%, due 10/15/28[4]	32,000	27,673
		1,610,815
Semiconductors: 0.3%
Broadcom, Inc.,
3.137%, due 11/15/35[4]	340,000	259,212
NVIDIA Corp.,
2.850%, due 04/01/30	100,000	91,401
NXP BV/NXP Funding LLC,
5.550%, due 12/01/28	100,000	100,625
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.875%, due 06/18/26	95,000	91,467
QUALCOMM, Inc.,
3.250%, due 05/20/27	80,000	76,764
		619,469
Software: 0.5%
Cloud Software Group, Inc.
6.500%, due 03/31/29[4]	35,000	30,950
9.000%, due 09/30/29[4]	35,000	29,750
Fiserv, Inc.,
3.200%, due 07/01/26	90,000	84,994
Microsoft Corp.
2.525%, due 06/01/50	120,000	82,602
3.500%, due 02/12/35	250,000	236,052
Open Text Corp.
3.875%, due 12/01/29[4]	30,000	24,986
6.900%, due 12/01/27[4]	30,000	30,673

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Software—(concluded)
Oracle Corp.
2.800%, due 04/01/27	$250,000	$230,841
5.375%, due 07/15/40	366,000	348,786
		1,099,634
Telecommunications: 0.9%
Altice France SA,
5.875%, due 02/01/27[6]	100,000	88,915
AT&T, Inc.
3.800%, due 12/01/57	117,000	83,246
6.000%, due 08/15/40	330,000	337,066
CommScope Technologies LLC,
6.000%, due 06/15/25[4]	31,000	29,136
CommScope, Inc.
6.000%, due 03/01/26[4]	31,000	29,109
8.250%, due 03/01/27[4]	60,000	47,069
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	150,000	180,576
Frontier Communications Holdings LLC
5.875%, due 10/15/27[4]	60,000	53,472
6.750%, due 05/01/29[4]	35,000	25,817
Iliad Holding SASU,
5.125%, due 10/15/26[6]	100,000	101,764
Lumen Technologies, Inc.,
4.000%, due 02/15/27[4]	15,000	9,814
Rogers Communications, Inc.,
5.000%, due 03/15/44	40,000	35,212
Sprint Capital Corp.,
6.875%, due 11/15/28	20,000	21,381
Sprint LLC,
7.625%, due 03/01/26	150,000	156,821
Telecom Italia Capital SA
7.200%, due 07/18/36	30,000	26,739
7.721%, due 06/04/38	25,000	22,844
Verizon Communications, Inc.
2.355%, due 03/15/32	209,000	168,552
4.016%, due 12/03/29	432,000	406,860
		1,824,393
Transportation: 0.3%
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	210,000	207,055
Norfolk Southern Corp.,
3.400%, due 11/01/49	100,000	71,351
Union Pacific Corp.,
3.375%, due 02/01/35	300,000	259,108

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Transportation—(concluded)
United Parcel Service, Inc.,
3.750%, due 11/15/47	$50,000	$41,306
		578,820
Total corporate bonds (cost—$40,459,950)		36,189,153

Mortgage-backed securities: 1.7%
Angel Oak Mortgage Trust,
Series 2020-R1, Class A1,
0.990%, due 04/25/53[4,5]	92,017	83,056
Series 2020-4, Class A1,
1.469%, due 06/25/65[4,5]	62,429	56,920
Series 2019-5, Class A1,
2.593%, due 10/25/49[4,5]	40,661	38,752
Angel Oak Mortgage Trust I LLC,
Series 2019-4, Class A1,
2.993%, due 07/26/49[4,5]	86	85
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class D,
3.596%, due 04/14/33[4,5]	400,000	354,383
BANK,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	274,649
BMO Mortgage Trust,
Series 2023-C4, Class A5,
5.117%, due 02/15/56[5]	500,000	498,777
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[5]	350,000	332,187
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[4,5]	2,310	2,282
Series 2020-3, Class A1,
1.506%, due 04/27/65[4,5]	16,001	14,863
COLT Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[4,5]	38,253	31,904
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[4,5,8]	81,257	73,240
Extended Stay America Trust,
Series 2021-ESH, Class D,
7.358%, due 07/15/38[4,5]	892,947	866,009
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[4,5]	222,062	208,308

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[4,5]	$39,757	$36,143
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	369,750
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[4,5]	17,158	16,751
Series 2019-3, Class A1,
2.633%, due 09/25/59[4,5]	27,370	26,217
Series 2020-1, Class A1,
2.376%, due 01/26/60[4,5]	20,003	18,861
Verus Securitization Trust,
Series 2021-R3, Class A1,
1.020%, due 04/25/64[4,5]	208,047	184,222
Series 2020-5, Class A1,
1.218%, due 05/25/65[4,5,8]	70,389	63,706
Series 2020-4, Class A1,
1.502%, due 05/25/65[4,5,8]	31,120	28,476
Series 2019-4, Class A1,
2.642%, due 11/25/59[4,5,8]	26,179	25,097
Series 2021-R1, Class A1,
0.820%, due 10/25/63[4,5]	106,889	95,566
Vista Point Securitization Trust,
Series 2020-2, Class A1,
1.475%, due 04/25/65[4,5]	24,889	22,063
Total mortgage-backed securities (cost—$4,114,307)		3,722,267

Non-U.S. government agency obligations: 0.4%
Chile Government International Bonds,
3.125%, due 01/21/26	200,000	192,750
Mexico Government International Bond
3.250%, due 04/16/30	200,000	178,225
4.750%, due 04/27/32	200,000	191,162
Panama Government International Bond,
6.700%, due 01/26/36	265,000	282,689
Total non-U.S. government agency obligations (cost—$974,004)		844,826

U.S. government agency obligations: 9.9%
FHLMC
2.000%, due 02/01/51	3,667,832	3,028,418
2.000%, due 12/01/51	2,089,280	1,720,457
3.000%, due 11/01/46	78,809	71,323
3.000%, due 07/01/47	100,533	90,974
3.000%, due 08/01/47	98,476	89,112
4.000%, due 05/01/47	86,462	82,911
5.000%, due 03/01/38	9,132	9,291

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.500%, due 05/01/37	$47,015	$48,847
5.500%, due 08/01/40	10,392	10,796
6.500%, due 08/01/28	18,844	19,676
FNMA
2.000%, due 01/01/51	473,525	391,039
2.000%, due 03/01/51	468,705	387,168
2.000%, due 05/01/51	2,778,544	2,290,460
2.500%, due 08/01/35	219,221	202,333
2.500%, due 08/01/51	1,070,046	917,933
2.500%, due 03/01/52	2,122,975	1,816,902
3.000%, due 11/01/48	166,695	150,684
3.000%, due 02/01/50	172,218	153,968
3.500%, due 12/01/47	66,258	61,596
3.500%, due 02/01/48	471,816	438,618
4.000%, due 12/01/39	27,794	26,905
4.000%, due 02/01/41	14,487	14,015
4.000%, due 08/01/45	90,849	87,613
4.500%, due 09/01/37	92,076	91,691
4.500%, due 07/01/47	42,118	41,482
5.000%, due 10/01/39	4,189	4,272
5.000%, due 05/01/40	3,117	3,172
5.500%, due 08/01/39	11,832	12,280
7.000%, due 08/01/32	67,445	71,876
7.500%, due 02/01/33	429	432
GNMA I,
4.000%, due 07/15/42	25,093	24,393
GNMA II
2.000%, due 03/20/51	1,856,016	1,577,030
2.500%, due 03/20/51	1,893,166	1,658,230
3.000%, due 01/20/47	39,168	35,835
3.000%, due 07/20/47	107,204	97,774
3.000%, due 08/20/47	81,276	74,127
3.000%, due 10/20/49	1,339,292	1,216,392
3.500%, due 04/20/47	99,090	93,059
6.000%, due 11/20/28	187	190
6.000%, due 02/20/29	402	410
6.000%, due 02/20/34	190,148	194,743

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
GNMA TBA,
3.000%	$250,000	$224,841
UMBS TBA,
2.500%	4,150,000	3,547,134
Total U.S. government agency obligations (cost—$21,773,062)		21,080,402

U.S. Treasury obligations: 0.9%
U.S. Treasury Inflation-Indexed Notes
0.125%, due 01/15/30	522,003	474,846
1.125%, due 01/15/33	1,094,245	1,061,001
1.250%, due 04/15/28	402,472	394,391
Total U.S. Treasury obligations (cost—$1,953,433)		1,930,238

	Number of shares
Short term investments: 2.4%
Investment companies: 2.0%
State Street Institutional U.S. Government Money Market Fund, 5.020%[9] (cost—$4,292,364)	4,292,364	4,292,364

Short-term U.S. Treasury obligations:0.4%
U.S. Treasury Bills
5.125%, due 08/31/23	425,000	419,700
5.198%, due 08/15/23	400,000	395,750
Total short-term U.S. Treasury obligations (cost—$815,499)		815,450
Total investments (cost—$209,638,508)[10]: 101.2%		214,807,544
Liabilities in excess of other assets: (1.2)%		(2,613,545)
Net assets: 100.0%		$212,193,999

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts
72	USD	E-mini Russell 2000 Index Futures	June 2023	$6,334,736	$6,306,480	$(28,256)
U.S. Treasury futures buy contracts
3	USD	U.S. Long Bond Futures	September 2023	382,410	385,031	2,621
25	USD	U.S. Treasury Note 10 Year Futures	September 2023	2,838,826	2,861,719	22,893
29	USD	U.S. Treasury Note 5 Year Futures	September 2023	3,162,284	3,163,266	982
1	USD	Ultra U.S. Treasury Bond Futures	September 2023	135,040	136,875	1,835
9	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2023	1,080,371	1,084,078	3,707
Total				$13,933,667	$13,937,449	$3,782
Index futures sell contracts
26	USD	S&P 500 E-Mini Index Futures	June 2023	(5,057,919)	(5,447,650)	$(389,731)
U.S. Treasury futures sell contracts
8	USD	U.S. Treasury Note 2 Year Futures	September 2023	(1,641,810)	(1,646,625)	(4,815)
Total				$(6,699,729)	$(7,094,275)	$(394,546)
Net unrealized appreciation (depreciation)						$(390,764)

Centrally cleared credit default swap agreements on credit indices—sell protection11

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S40	USD	10,400	06/20/28	Quarterly	5.000%	$(42,719)	$(218,288)	$(261,007)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	USD	3	09/20/23	Quarterly	12 Month Secured Overnight Financing Rate	Markit iBoxx USD Liquid High Yield Index	$—	$(33,576)	$(33,576)
JPMCB	USD	1	09/20/23	Quarterly	Markit iBoxx USD Liquid High Yield Index	Markit iBoxx USD Liquid High Yield Index	—	(3,834)	(3,834)
							$—	$(37,410)	$(37,410)

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CIBC	EUR	700,000	USD	763,532	06/15/23	$14,748
CIBC	GBP	100,000	USD	125,286	06/15/23	858
Net unrealized appreciation (depreciation)						$15,606

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$130,174,684	$77	$—	$130,174,761
Preferred stocks	—	—	0	0
Exchange traded funds	6,289,680	—	—	6,289,680
Asset-backed securities	—	9,468,403	—	9,468,403
Corporate bonds	—	36,189,153	—	36,189,153
Mortgage-backed securities	—	3,722,267	—	3,722,267
Non-U.S. government agency obligations	—	844,826	—	844,826
U.S. government agency obligations	—	21,080,402	—	21,080,402
U.S. Treasury obligations	—	1,930,238	—	1,930,238
Short-term investments	—	5,107,814	—	5,107,814
Futures contracts	32,038	—	—	32,038
Forward foreign currency contracts	—	15,606	—	15,606
Total	$136,496,402	$78,358,786	$0	$214,855,188

Liabilities
Futures contracts	$(422,802)	$—	$—	$(422,802)
Swap agreements	—	(255,698)	—	(255,698)
Total	$(422,802)	$(255,698)	$—	$(678,500)

At May 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2023 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,343,098, represented 8.2% of the Fund's net assets at period end.

5	Floating or variable rate securities. The rates disclosed are as of May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7	Perpetual investment. Date shown reflects the next call date.

8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

9	Rates shown reflect yield at May 31, 2023.

10	Includes $42,823 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $0 and non-cash collateral of $14,969.

11	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12	Payments made or received are based on the notional amount.

Portfolio acronyms:

BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HSBC	HSBC Bank PLC
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
TBA	To-Be-Announced Security

Currency type abbreviations:

USD	United States Dollar
EUR	Euro
GBP	Great Britain Pound

UBS U.S. Allocation Fund

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

UBS U.S. Allocation Fund

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated February 28, 2023.